Revenue - Additional Information (Detail) - USD ($) $ in Thousands			3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 10, 2020	Oct. 01, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Revenue			$ 3,473	$ 3,473	$ 3,473	$ 3,500
Proceeds from redeemable convertible preferred stock					8,934	$ 161,233
Reduction in revenue					14,800
Contract with customers liability recognized				95	283
Performance obligations transaction price			$ 12,500	$ 12,500	$ 11,000
Series C One Redeemable Convertible Preferred Shares [Member]
Temporary equity shares issued during the period new issues		943,148	346,678	346,678	2,699,114
Proceeds from redeemable convertible preferred stock		$ 8,934
Memorandum Of Understanding With Magna International [Member]
Advances from customers and deferred revenues			$ 1,403	$ 1,403	$ 736
Memorandum Of Understanding With Magna International [Member] | Series C One Redeemable Convertible Preferred Shares [Member]
Temporary equity shares issued during the period new issues	1,755,966
Proceeds from redeemable convertible preferred stock	$ 0
Performance Based Agreement With Magna [Member] | Performance Based Milestone [Member] | In Case Registered As Public Company [Member]
Class of warrants or rights or rights excercisable into shares issuable in the future	7,023,865
Performance Based Agreement With Magna [Member] | Series C One Redeemable Convertible Preferred Shares [Member] | Performance Based Milestone [Member] | In Case Not Registered As A Public Company [Member]
Class of warrants or rights or rights excercisable into shares issuable in the future	4,939,922